                SELECT DIMENSIONS ASSETMANAGER (SERIES I AND IR)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-52707

                       SUPPLEMENT DATED NOVEMBER 18, 2004
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004

                       SUPPLEMENT DATED NOVEMBER 18, 2004
                   TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the statement of additional information are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.

HV-5106